April 26, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Nu Skin Enterprises, Inc.-- Definitive Proxy Statement

Ladies and Gentlemen:

         On behalf of Nu Skin Enterprises, Inc. (the "Company"), we submit for filing under the Securities Exchange Act of 1934 a copy of the Company's Definitive Proxy Statement (including the accompanying Notice of Annual Meeting of Stockholders and form of proxy) relating to the Company's Annual Meeting of Stockholders to be held on May 26, 2010. Definitive proxy materials are scheduled to be first released to stockholders on or about April 26, 2010.

     The Company intends to register the securities contemplated by the 2010 Omnibus Incentive Plan shortly after approval by shareholders.

         This filing is being made by direct transmission to the Commission's EDGAR system. If there are any questions in connection with the enclosed materials please contact the undersigned at 801-345-1000.

Sincerely yours, /s/ Clayton A. Jones Clayton A. Jones

Enclosures